Schedule of Movement of Retainage Before Net of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 793,481	$ 390,214
Increase as a result of changes in progress of ongoing projects	431,521	476,030
Reclassified to accounts receivable as payment becomes unconditional	(247,071)	(72,763)
Balance at end of the year	$ 977,931	$ 793,481